Day Hagan Smart Sector ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 11.0%
Communication Services — 4.5%
43,846	Alphabet, Inc., Class A	$15,614,876
17,306	Meta Platforms, Inc., Class A	9,634,423
		25,249,299
Information Technology — 6.5%
38,772	Apple, Inc.	11,977,059
30,638	Microsoft Corp.	14,238,091
54,172	NVIDIA Corp.	10,875,029
		37,090,179
Total Common Stocks (Cost $53,264,701)		$62,339,478

Exchange-Traded Funds — 89.0%
182,692	State Street Communication Services Select Sector SPDR ETF	19,774,582
336,512	State Street Consumer Discretionary Select Sector SPDR ETF	39,065,678
275,190	State Street Consumer Staples Select Sector SPDR ETF	23,404,910
428,402	State Street Energy Select Sector SPDR ETF	25,511,339
817,758	State Street Financial Select Sector SPDR ETF	46,563,141
345,392	State Street Health Care Select Sector SPDR ETF	56,143,470
286,641	State Street Industrial Select Sector SPDR ETF	51,549,517
57,035	State Street Materials Select Sector SPDR ETF	2,876,275
470,270	State Street Real Estate Select Sector SPDR ETF	21,195,069
1,147,627	State Street Technology Select Sector SPDR ETF	201,236,394
325,702	State Street Utilities Select Sector SPDR ETF	14,444,884
Total Exchange-Traded Funds (Cost $470,136,265)		$501,765,259
Total Investments — 100.0% (Cost $523,400,966)		$564,104,737
Net other assets (liabilities) — 0.0%		224,173

Net Assets — 100.0%		$564,328,910

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Sector Fixed Income ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.7%
213	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	$6,571
64,570	State Street SPDR Portfolio Corporate Bond ETF	1,836,371
236,287	State Street SPDR Portfolio High Yield Bond ETF	5,498,399
85,864	State Street SPDR Portfolio Intermediate Term Treasury ETF	2,411,061
214,419	State Street SPDR Portfolio Long Term Treasury ETF	5,377,629
244,611	State Street SPDR Portfolio Mortgage Backed Bond ETF	5,361,873
62,977	State Street SPDR Portfolio Short Term Treasury ETF	1,823,184
83,147	Vanguard Emerging Markets Government Bond ETF	5,474,398
20,331	Vanguard Total International Bond ETF	971,212
Total Exchange-Traded Funds (Cost $29,247,593)		$28,760,698
Total Investments — 98.7% (Cost $29,247,593)		$28,760,698
Net other assets (liabilities) — 1.3%		364,365

Net Assets — 100.0%		$29,125,063

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Sector International ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.0%
33,385	Franklin FTSE Canada ETF	$1,769,071
70,849	Franklin FTSE India ETF	2,527,892
216,374	Franklin FTSE Japan ETF	8,520,808
144,550	Franklin FTSE United Kingdom ETF	5,381,597
28,217	iShares MSCI Australia ETF	827,887
37,669	iShares MSCI Brazil ETF	1,380,569
86,271	iShares MSCI China ETF	4,813,922
27,474	iShares MSCI France ETF	1,278,915
25,391	iShares MSCI Germany ETF	1,088,004
61,005	iShares MSCI Hong Kong ETF	1,407,995
48,205	iShares MSCI Malaysia ETF	1,353,596
17,084	iShares MSCI Mexico ETF	1,312,222
32,410	iShares MSCI Netherlands ETF	2,165,636
14,522	iShares MSCI Peru and Global Exposure ETF	1,248,602
2,988	iShares MSCI Philippines ETF	76,373
23,162	iShares MSCI South Korea ETF	3,638,750
35,404	iShares MSCI Switzerland ETF	2,236,117
26,370	iShares MSCI Taiwan ETF	2,546,024
Total Exchange-Traded Funds (Cost $42,887,207)		$43,573,980
Total Investments — 99.0% (Cost $42,887,207)		$43,573,980
Net other assets (liabilities) — 1.0%		421,518

Net Assets — 100.0%		$43,995,498

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

Day Hagan Smart Buffer ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Contracts		Value
Purchased Option Contract — 4.7%
502	State Street SPDR S&P 500 ETF Trust, 3/19/27(a)	$1,801,427
Total Purchased Option Contract (Cost $2,012,433)		$1,801,427

Shares		Value
Exchange-Traded Funds — 98.0%
50,200	State Street SPDR S&P 500 ETF Trust(b)	37,500,906
Total Exchange-Traded Funds (Cost $30,583,043)		$37,500,906
Total Investments — 102.7% (Cost $32,595,476)		$39,302,333
Written Options Contracts — (3.0)%(c)		(1,161,377)
Net other assets (liabilities) — 0.3%		102,125

Net Assets — 100.0%		$38,243,081

(a)	See Purchased Options Contracts.

(b)	All or a portion is held as collateral for written options.

(c)	See Written Options Contracts.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Purchased Options Contracts

Exchange-traded options contracts purchased as of July 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
State Street SPDR S&P 500 ETF Trust	Put	502	37,901	2,012,432	755.00	3/19/27	1,801,427
(Total Cost $2,012,432)							1,801,427

Written Options Contracts

Exchange-traded options contracts written as of July 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
State Street SPDR S&P 500 ETF Trust	Put	502	30,371	565,045	605.00	3/19/27	(433,226)
State Street SPDR S&P 500 ETF Trust	Call	502	40,913	1,336,038	815.00	3/19/27	(728,151)
(Total Premiums Received $1,901,083)							(1,161,377)